Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment, Net Pledged as Collateral (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Land, buildings, machinery and equipment [Member]
Schedule of Property, Plant And Equipment, Net Pledged as Collateral [Line Items]
Net Carrying Value	$ 3,030
Pledged Amount	$ 3,974
Creditor	Industrial Bank of Korea
Land and buildings [Member]
Schedule of Property, Plant And Equipment, Net Pledged as Collateral [Line Items]
Net Carrying Value	$ 1,168
Pledged Amount	$ 224
Creditor	Hana Bank